Prospectus Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Institutional Class shares of each of the Funds listed below:
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The Board of Trustees of the AIM Funds has approved changing the registrant name effective April 30, 2010 from AIM Treasurer’s Series Trust to AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust).
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
The following information replaces in its entirety the information appearing under the heading “PURCHASING SHARES – How to Purchase Shares – Purchase Options” in the prospectus:
“Purchase Options

Opening An Account	Adding to An Account

Through a Financial Intermediary	Contact your financial intermediary.

The financial intermediary should mail your completed account application and purchase payment to the transfer agent, Invesco Aim Investment Services, Inc. P.O. Box 0843 Houston, TX 77001-0843 The financial intermediary should use the following wire instructions:	Same
The Bank of New York ABA/Routing #:
021000018 DDA: 8900118377
Invesco Aim Investment Services, Inc. For Further Credit to Your Account # If you do not know your Account # or settle on behalf of multiple accounts, please contact the transfer agent for assistance.

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	Opening An Account	Adding to An Account

By Telephone	Open your account by forwarding your completed account application and purchase payment to the transfer agent, Invesco Aim Investment Services, Inc. P.O. Box 0843 Houston, TX 77001-0843	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.

By AIM LINK?	Open your account by forwarding your completed account application and purchase payment to the transfer agent, Invesco Aim Investment Services, Inc. P.O. Box 0843 Houston, TX 77001-0843	Complete an AIM Link Agreement. Mail the application and agreement to the transfer agent. Once your request for this option has been processed, you may place your purchase order via AIM Link.”

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Prospectus Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, A2, B, C, R, S, Y, Investor Class shares and AIM Cash Reserve Shares, as applicable, of each of the Funds listed below:
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM Conservative Allocation Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Real Estate Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM High Income Municipal Fund
AIM Income Allocation Fund
AIM Income Fund
AIM International Allocation Fund
AIM International Small Company Fund
AIM Leisure Fund
AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Money Market Fund
AIM Multi-Sector Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Select Real Estate Income Fund
AIM Short Term Bond Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
AIM Technology Fund
AIM U.S. Government Fund
AIM Utilities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The Board of Trustees of the AIM Funds has approved changing the Funds’ names effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Balanced-Risk Retirement 2010 Fund	Invesco Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund	Invesco Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement Now Fund
AIM Basic Balanced Fund	Invesco Basic Balanced Fund
AIM Basic Value Fund	Invesco Basic Value Fund
AIM Core Bond Fund	Invesco Core Bond Fund
AIM Core Plus Bond Fund	Invesco Core Plus Bond Fund
AIM Conservative Allocation Fund	Invesco Conservative Allocation Fund
AIM Dynamics Fund	Invesco Dynamics Fund
AIM Energy Fund	Invesco Energy Fund
AIM European Small Company Fund	Invesco European Small Company Fund
AIM Financial Services Fund	Invesco Financial Services Fund
AIM Floating Rate Fund	Invesco Floating Rate Fund
AIM Global Core Equity Fund	Invesco Global Core Equity Fund
AIM Global Equity Fund	Invesco Global Equity Fund
AIM Global Real Estate Fund	Invesco Global Real Estate Fund
AIM Gold & Precious Metals Fund	Invesco Gold & Precious Metals Fund
AIM Growth Allocation Fund	Invesco Growth Allocation Fund
AIM High Income Municipal Fund	Invesco High Income Municipal Fund
AIM Income Allocation Fund	Invesco Income Allocation Fund
AIM Income Fund	Invesco Income Fund
AIM International Allocation Fund	Invesco International Allocation Fund
AIM International Small Company Fund	Invesco International Small Company Fund
AIM Leisure Fund	Invesco Leisure Fund
AIM Limited Maturity Treasury Fund	Invesco Limited Maturity Treasury Fund

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CURRENT NAME	NEW NAME
AIM Mid Cap Basic Value Fund	Invesco Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund
AIM Moderate Allocation Fund	Invesco Moderate Allocation Fund
AIM Moderate Growth Allocation Fund	Invesco Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund	Invesco Moderately Conservative Allocation Fund
AIM Money Market Fund	Invesco Money Market Fund
AIM Multi-Sector Fund	Invesco Multi-Sector Fund
AIM Municipal Bond Fund	Invesco Municipal Bond Fund
AIM Real Estate Fund	Invesco Real Estate Fund
AIM Select Real Estate Income Fund	Invesco Select Real Estate Income Fund
AIM Short Term Bond Fund	Invesco Short Term Bond Fund
AIM Small Cap Equity Fund	Invesco Small Cap Equity Fund
AIM Small Cap Growth Fund	Invesco Small Cap Growth Fund
AIM Tax-Exempt Cash Fund	Invesco Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund	Invesco Tax-Free Intermediate Fund
AIM Technology Fund	Invesco Technology Fund
AIM U.S. Government Fund	Invesco U.S. Government Fund
AIM Utilities Fund	Invesco Utilities Fund
Effective April 30, 2010, AIM Cash Reserve Shares will be known as Invesco Cash Reserve Shares.
The Board of Trustees of the AIM Funds has approved changing the registrant names effective April 30, 2010 to the following:

CURRENT NAME	NEW NAME
AIM Counselor Series Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Funds Group	AIM Funds Group (Invesco Funds Group)
AIM Growth Series	AIM Growth Series (Invesco Growth Series)
AIM Investment Securities Funds	AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds	AIM Sector Funds (Invesco Sector Funds)
AIM Tax Exempt Funds	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective April 1, 2010, the following information replaces in its entirety the second bullet point in the table appearing under the heading “General Information — Choosing a Share Class — AIM Fund Retail Share Classes — Class R” in the Prospectus:
■ “No contingent deferred sales charge”

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Effective April 1, 2010, the following information replaces in its entirety the table appearing under the heading “General Information — INITIAL SALES CHARGES (CLASS A SHARES ONLY) — Category I Initial Sales Charges and Category II Initial Sales Charges” in the Prospectus:
“Category I Initial Sales Charges

	“Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales
	Charge
	As a % of
	Offering	As a % of
	Price	Investment
Amount invested in a single transaction
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04”
Effective April 1, 2010, the paragraph appearing under the heading “General Information — Contingent Deferred Sales Charges (CDSCs) — CDSCs on Class R Shares” in the Prospectus is deleted in its entirety.

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Statement of Additional Information Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, B, C, R, S, Y, Investor Class, Institutional Class shares and AIM Cash Reserve Shares, as applicable, of each of the Funds listed below:
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund
AIM Basic Value Fund
AIM Core Bond Fund
AIM Conservative Allocation Fund
AIM Dynamics Fund
AIM Energy Fund
AIM Financial Services Fund
AIM Floating Rate Fund
AIM Global Equity Fund
AIM Global Real Estate Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Allocation Fund
AIM Income Fund
AIM International Allocation Fund
AIM Leisure Fund
AIM Limited Maturity Treasury Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Money Market Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Short Term Bond Fund
AIM Small Cap Growth Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
AIM Technology Fund
AIM U.S. Government Fund
AIM Utilities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The Board of Trustees of the AIM Funds has approved changing the Funds’ names effective April 30, 2010 to the following and all references thereto are changed accordingly:

CURRENT NAME	NEW NAME
AIM Balanced-Risk Retirement 2010 Fund	Invesco Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund	Invesco Balanced-Risk Retirement 2050 Fund
AIM Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement Now Fund
AIM Basic Value Fund	Invesco Basic Value Fund
AIM Core Bond Fund	Invesco Core Bond Fund
AIM Conservative Allocation Fund	Invesco Conservative Allocation Fund
AIM Dynamics Fund	Invesco Dynamics Fund
AIM Energy Fund	Invesco Energy Fund
AIM Financial Services Fund	Invesco Financial Services Fund
AIM Floating Rate Fund	Invesco Floating Rate Fund
AIM Global Equity Fund	Invesco Global Equity Fund
AIM Global Real Estate Fund	Invesco Global Real Estate Fund
AIM Gold & Precious Metals Fund	Invesco Gold & Precious Metals Fund
AIM Growth Allocation Fund	Invesco Growth Allocation Fund
AIM High Income Municipal Fund	Invesco High Income Municipal Fund
AIM High Yield Fund	Invesco High Yield Fund
AIM Income Allocation Fund	Invesco Income Allocation Fund
AIM Income Fund	Invesco Income Fund
AIM International Allocation Fund	Invesco International Allocation Fund
AIM Leisure Fund	Invesco Leisure Fund
AIM Limited Maturity Treasury Fund	Invesco Limited Maturity Treasury Fund
AIM Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund
AIM Moderate Allocation Fund	Invesco Moderate Allocation Fund
AIM Moderate Growth Allocation Fund	Invesco Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund	Invesco Moderately Conservative Allocation Fund

CURRENT NAME	NEW NAME
AIM Money Market Fund	Invesco Money Market Fund
AIM Municipal Bond Fund	Invesco Municipal Bond Fund
AIM Real Estate Fund	Invesco Real Estate Fund
AIM Short Term Bond Fund	Invesco Short Term Bond Fund
AIM Small Cap Growth Fund	Invesco Small Cap Growth Fund
AIM Tax-Exempt Cash Fund	Invesco Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund	Invesco Tax-Free Intermediate Fund
AIM Technology Fund	Invesco Technology Fund
AIM U.S. Government Fund	Invesco U.S. Government Fund
AIM Utilities Fund	Invesco Utilities Fund
Effective April 30, 2010, AIM Cash Reserve Shares will be known as Invesco Cash Reserve Shares.
The Board of Trustees of the AIM Funds has approved changing the registrant names effective April 30, 2010 to the following:

CURRENT NAME	NEW NAME
AIM Growth Series	AIM Growth Series (Invesco Growth Series)
AIM Investment Securities Funds	AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds	AIM Sector Funds (Invesco Sector Funds)
AIM Tax Exempt Funds	AIM Tax Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Invesco Aim Management Group, Inc.	Invesco Management Group, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
Effective April 1, 2010, the following information replaces in its entirety the tables appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares - Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund — Initial Sales Charges — Category I Funds” and “Category II Funds” in the Statement of Additional Information:
“Category I Funds
AIM Asia Pacific Growth Fund
AIM Balanced-Risk Allocation Fund
AIM Balanced-Risk Retirement Now Fund
AIM Balanced-Risk Retirement 2010 Fund
AIM Income Allocation Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund

AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Capital Development Fund
AIM Charter Fund
AIM China Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Developing Markets Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM International Small Company Fund
AIM Japan Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Leisure Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Multi-Sector Fund
AIM Real Estate Fund
AIM Select Equity Fund
AIM Select Real Estate Income Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
AIM Summit Fund
AIM Technology Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund

			Dealer
	Investor’s Sales Charge		Concession
		As a Percentage	As a
	As a Percentage	of the Net	Percentage of
	of the Public	Amount	the Net
	Offering Price	Invested	Amount
Amount of Investment in Single Transaction
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.75	2.83	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
Category II Funds
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM International Total Return Fund
AIM Municipal Bond Fund
AIM U.S. Government Fund

			Dealer
	Investor’s Sales Charge		Concession
		As a Percentage	As a
	As a Percentage	of the Net	Percentage of
	of the Public	Amount	the Net
	Offering Price	Invested	Amount
Amount of Investment in Single Transaction
Less than $50,000	4.75%	4.99%	4.25%
$50,000 but less than $100,000	4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	3.25
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75”
Effective April 1, 2010, the following information replaces in its entirety the information appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares — Purchases of Class R Shares” in the Statement of Additional Information:
     “Class R shares are sold at net asset value, and are not subject to an initial sales charge. For purchases of Class R shares of Category I, II or IV Funds, Invesco Aim Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:”
Effective April 1, 2010, the paragraphs and the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares — Contingent Deferred Sales Charge Imposed upon Redemption of Shares — Contingent Deferred Sales Charge Exceptions for Class R Shares” in the Statement of Additional Information is deleted in their entirety.

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